Borrowings - Financial Liabilities (Narrative III) (Details Narrative) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2018	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025	Feb. 28, 2025	Jul. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Mar. 13, 2020	Mar. 11, 2020	Feb. 29, 2020	Nov. 30, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Finance lease liabilities			$ 329,860	$ 325,784
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			March 11, 2020
Finance lease liabilities			$ 37,563								$ 119,060
Discount										$ 1,191
Maturity date			March 2027
Debt instrument, description of variable rate basis			Term SOFR
Debt instrument, basis spread on variable rate			2.25%
Sale and Leaseback Transaction Description			to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships.
Prepayment of sale and leaseback transaction		$ 24,642
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $71,500 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			March 31, 2018
Finance lease liabilities			$ 6,547		$ 18,776									$ 71,500
Vessels financed			four product tankers
Amount drawn down	$ 71,500
Maturity date			April 2029
Debt instrument, description of variable rate basis			Term SOFR
Debt instrument, basis spread on variable rate			1.90%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $33,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			November 2019
Finance lease liabilities			$ 16,875										$ 33,000
Vessels financed			a Capesize vessel
Maturity date			first quarter of 2032
Debt instrument, description of variable rate basis			Term SOFR
Debt instrument, basis spread on variable rate			2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $35,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			February 2020
Finance lease liabilities			$ 18,351									$ 35,000
Vessels financed			a Capesize vessel
Maturity date			first quarter of 2032
Debt instrument, description of variable rate basis			Term SOFR
Debt instrument, basis spread on variable rate			2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 I [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			December 2021
Finance lease liabilities			$ 11,908						$ 19,000
Vessels financed			a Capesize vessel
Maturity date			fourth quarter of 2029
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 II [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			December 2021
Finance lease liabilities			$ 8,714						19,000
Vessels financed			a Capesize vessel
Maturity date			first quarter of 2029
Debt instrument, description of variable rate basis			Term SOFR
Debt instrument, basis spread on variable rate			2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $20,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			December 2021
Finance lease liabilities			$ 8,771						$ 20,000
Vessels financed			a Capesize vessel
Maturity date			fourth quarter of 2027
Debt instrument, description of variable rate basis			Term SOFR
Debt instrument, basis spread on variable rate			3.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $12,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			February 2022
Finance lease liabilities						$ 6,165		$ 12,000
Vessels financed				a Panamax vessel
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $22,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date			July 2022
Finance lease liabilities			$ 15,350				$ 22,000
Vessels financed			a Panamax vessel
Maturity date			third quarter of 2032
Debt instrument, description of variable rate basis			Term SOFR
Debt instrument, basis spread on variable rate			1.66%